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                                      FLAG
                                   INVESTORS
                                    MANAGED
                                   MUNICIPAL
                                      FUND
                                     SHARES

                                 ANNUAL REPORT
                                OCTOBER 31, 1997

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

o In a year of falling interest rates, your Fund recorded a total return of 7.4%. The Fund's relatively long average maturity helped produce this return.

o We believe that municipal bonds have good value when compared to U.S. Treasury securities.

o The recent financial crises in the Pacific Rim, subsiding inflation and the virtual elimination of the U.S. budget deficit are important factors that could affect the economy in 1998.

Portfolio Statistics

Average Maturity                   11.6 years
 .............................................
Average Duration                    7.4 years
 .............................................
Quality Breakdown:
 .............................................
  AAA                              47%
 .............................................
   AA                              53%
 .............................................

PORTFOLIO DIVERSIFICATION BY STATE
--------------------------------------------------------------------------------

                       [MAP OF UNITED STATES SHOWN HERE]

                           State Allocation
----------------------------------------------------------------------
                      % of                                      % of
                   Municipal                                 Municipal
                     Bonds                                     Bonds
                   ---------                                 ---------
Texas                15.7%                Virginia              2.8%
Florida              13.8                 Illinois              2.5
Minnesota             8.5                 Ohio                  2.4
North Carolina        7.2                 Delaware              1.9
Tennessee             6.0                 Utah                  1.9
Washington            5.2                 Colorado              1.8
South Carolina        5.1                 Hawaii                1.7
Wisconsin             4.9                 Oregon                1.4
Kansas                4.2                 Indiana               1.4
Maryland              3.8                 Missouri              1.0
Georgia               3.4                                     ------
Arizona               3.4                     Total           100.0%

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholders:

     We are pleased to report on the progress of your Fund for the fiscal year ended October 31, 1997. In this year of volatile interest rates, the Fund recorded a total return of 7.4%. From its inception on October 23, 1990 through October 31, 1997, the Fund has posted a cumulative total return of 65.1%, which translates into an average annual total return of 7.4%. These figures assume the reinvestment of dividends and capital gains distributions and exclude the impact of any sales charge.

Overview

     The general level of U.S. interest rates moved lower during the fiscal year (please see chart below). Good inflation performance, despite a robust economy and an evaporating federal government deficit, were key components of the general decline. For additional information, please see our detailed Economic Outlook for 1998, which follows this letter.

                30-Year Municipal AAA General Obligation Yields

                   [GRAPH SHOWN HERE--SEE PLOT POINTS BELOW]

                             DATE             YIELD
                             ----             -----
                           10/31/97            5.12
                           10/30/97            5.12
                           10/29/97            5.14
                           10/28/97            5.16
                           10/27/97            5.16
                           10/24/97            5.20
                           10/23/97            5.21
                           10/22/97            5.27
                           10/21/97            5.24
                           10/20/97            5.25
                           10/17/97            5.25
                           10/16/97            5.22
                           10/15/97            5.22
                           10/14/97            5.20
                           10/13/97            5.21
                           10/10/97            5.21
                           10/ 9/97            5.18
                           10/ 8/97            5.14
                           10/ 7/97            5.08
                           10/ 6/97            5.10
                           10/ 3/97            5.13
                           10/ 2/97            5.13
                           10/ 1/97            5.14
                            9/30/97            5.17
                            9/29/97            5.15
                            9/26/97            5.15
                            9/25/97            5.17
                            9/24/97            5.15
                            9/23/97            5.18
                            9/22/97            5.15
                            9/19/97            5.15
                            9/18/97            5.15
                            9/17/97            5.15
                            9/16/97            5.15
                            9/15/97            5.20
                            9/12/97            5.23
                            9/11/97            5.26
                            9/10/97            5.24
                            9/ 9/97            5.22
                            9/ 8/97            5.23
                            9/ 5/97            5.26
                            9/ 4/97            5.25
                            9/ 3/97            5.25
                            9/ 2/97            5.28
                            9/ 1/97            5.30
                            8/29/97            5.30
                            8/28/97            5.28
                            8/27/97            5.29
                            8/26/97            5.29
                            8/25/97            5.29
                            8/22/97            5.29
                            8/21/97            5.25
                            8/20/97            5.23
                            8/19/97            5.22
                            8/18/97            5.22
                            8/15/97            5.24
                            8/14/97            5.23
                            8/13/97            5.25
                            8/12/97            5.25
                            8/11/97            5.25
                            8/ 8/97            5.22
                            8/ 7/97            5.15
                            8/ 6/97            5.16
                            8/ 5/97            5.16
                            8/ 4/97            5.16
                            8/ 1/97            5.14
                            7/31/97            5.06
                            7/30/97            5.06
                            7/29/97            5.09
                            7/28/97            5.11
                            7/25/97            5.11
                            7/24/97            5.11
                            7/23/97            5.10
                            7/22/97            5.13
                            7/21/97            5.17
                            7/18/97            5.17
                            7/17/97            5.15
                            7/16/97            5.18
                            7/15/97            5.23
                            7/14/97            5.23
                            7/11/97            5.23
                            7/10/97            5.25
                            7/ 9/97            5.25
                            7/ 8/97            5.27
                            7/ 7/97            5.27
                            7/ 4/97            5.29
                            7/ 3/97            5.29
                            7/ 2/97            5.34
                            7/ 1/97            5.36
                            6/30/97            5.38
                            6/27/97            5.33
                            6/26/97            5.34
                            6/25/97            5.32
                            6/24/97            5.31
                            6/23/97            5.29
                            6/20/97            5.27
                            6/19/97            5.28
                            6/18/97            5.28
                            6/17/97            5.29
                            6/16/97            5.29
                            6/13/97            5.29
                            6/12/97            5.32
                            6/11/97            5.36
                            6/10/97            5.37
                            6/ 9/97            5.40
                            6/ 6/97            5.40
                            6/ 5/97            5.44
                            6/ 4/97            5.44
                            6/ 3/97            5.46
                            6/ 2/97            5.47
                            5/30/97            5.47
                            5/29/97            5.51
                            5/28/97            5.52
                            5/27/97            5.52
                            5/26/97            5.50
                            5/23/97            5.50
                            5/22/97            5.50
                            5/21/97            5.50
                            5/20/97            5.49
                            5/19/97            5.49
                            5/16/97            5.49
                            5/15/97            5.50
                            5/14/97            5.50
                            5/13/97            5.53
                            5/12/97            5.52
                            5/ 9/97            5.53
                            5/ 8/97            5.55
                            5/ 7/97            5.56
                            5/ 6/97            5.55
                            5/ 5/97            5.56
                            5/ 2/97            5.56
                            5/ 1/97            5.57
                            4/30/97            5.59
                            4/29/97            5.60
                            4/28/97            5.67
                            4/25/97            5.67
                            4/24/97            5.65
                            4/23/97            5.63
                            4/22/97            5.61
                            4/21/97            5.62
                            4/18/97            5.62
                            4/17/97            5.62
                            4/16/97            5.65
                            4/15/97            5.62
                            4/14/97            5.67
                            4/11/97            5.64
                            4/10/97            5.64
                            4/ 9/97            5.63
                            4/ 8/97            5.65
                            4/ 7/97            5.64
                            4/ 4/97            5.66
                            4/ 3/97            5.63
                            4/ 2/97            5.63
                            4/ 1/97            5.63
                            3/31/97            5.66
                            3/28/97            5.63
                            3/27/97            5.63
                            3/26/97            5.59
                            3/25/97            5.56
                            3/24/97            5.57
                            3/21/97            5.57
                            3/20/97            5.57
                            3/19/97            5.54
                            3/18/97            5.52
                            3/17/97            5.52
                            3/14/97            5.50
                            3/13/97            5.52
                            3/12/97            5.49
                            3/11/97            5.49
                            3/10/97            5.46
                            3/ 7/97            5.47
                            3/ 6/97            5.49
                            3/ 5/97            5.47
                            3/ 4/97            5.46
                            3/ 3/97            5.46
                            2/28/97            5.44
                            2/27/97            5.44
                            2/26/97            5.44
                            2/25/97            5.38
                            2/24/97            5.41
                            2/21/97            5.39
                            2/20/97            5.37
                            2/19/97            5.35
                            2/18/97            5.33
                            2/17/97            5.33
                            2/14/97            5.33
                            2/13/97            5.38
                            2/12/97            5.41
                            2/11/97            5.43
                            2/10/97            5.43
                            2/ 7/97            5.45
                            2/ 6/97            5.50
                            2/ 5/97            5.48
                            2/ 4/97            5.49
                            2/ 3/97            5.49
                            1/31/97            5.51
                            1/30/97            5.54
                            1/29/97            5.54
                            1/28/97            5.52
                            1/27/97            5.56
                            1/24/97            5.54
                            1/23/97            5.51
                            1/22/97            5.51
                            1/21/97            5.52
                            1/20/97            5.53
                            1/17/97            5.53
                            1/16/97            5.53
                            1/15/97            5.53
                            1/14/97            5.52
                            1/13/97            5.55
                            1/10/97            5.55
                            1/ 9/97            5.47
                            1/ 8/97            5.49
                            1/ 7/97            5.48
                            1/ 6/97            5.46
                            1/ 3/97            5.44
                            1/ 2/97            5.45
                            1/ 1/97            5.39
                           12/31/96            5.39
                           12/30/96            5.36
                           12/27/96            5.38
                           12/26/96            5.42
                           12/25/96            5.42
                           12/24/96            5.42
                           12/23/96            5.42
                           12/20/96            5.42
                           12/19/96            5.43
                           12/18/96            5.47
                           12/17/96            5.49
                           12/16/96            5.44
                           12/13/96            5.42
                           12/12/96            5.45
                           12/11/96            5.45
                           12/10/96            5.38
                           12/ 9/96            5.37
                           12/ 6/96            5.40
                           12/ 5/96            5.36
                           12/ 4/96            5.31
                           12/ 3/96            5.29
                           12/ 2/96            5.31
                           11/29/96            5.32
                           11/28/96            5.36
                           11/27/96            5.36
                           11/26/96            5.36
                           11/25/96            5.39
                           11/22/96            5.41
                           11/21/96            5.41
                           11/20/96            5.42
                           11/19/96            5.44
                           11/18/96            5.46
                           11/15/96            5.44
                           11/14/96            5.43
                           11/13/96            5.45
                           11/12/96            5.45
                           11/11/96            5.49
                           11/ 8/96            5.49
                           11/ 7/96            5.50
                           11/ 6/96            5.49
                           11/ 5/96            5.48
                           11/ 4/96            5.53
                           11/ 1/96            5.55
                           10/31/96            5.54

                Source: Bloomberg Inc.

--------------------------------------------------------------------------------

Portfolio Management

     We believe top quality municipal bonds have good value, based on a comparison with federally taxable U.S. Treasuries (please see table below).

Municipal After-Tax Yields vs. U.S. Treasury Yields

                    AAA       Taxable          30-Year            Municipal
 Maturity          G.O.     Equivalent*    U.S. Treasuries   After-Tax Advantage
 ................................................................................
 5-year            4.16%       6.87%            5.71%              +1.16%
 ................................................................................
 30-year           5.12%       8.48%            6.15%              +2.33%
 ................................................................................
 *Based on a top federal tax rate of 39.6%.

     Municipal bonds represent good value as can be seen from the table above. At the same time, longer maturity municipals have early call provisions. As yields fall, older issues "run into" their call provisions, shortening their maturities. To protect the portfolio from the risk of early calls, our active management seeks to swap older issues for new ones that have longer call-protected provisions.

Performance Review

     Municipal rates declined during the fiscal year, producing better total returns for longer-term municipals than short-term issues. During the fiscal year, the Fund retained a relatively long average maturity profile and benefited from that general orientation. Please see the table below for a total return comparison of each maturity range.

Performance Comparisons
Short to Long Maturity Municipals

       Lehman Brothers                           Total Return
      General Obligation                       Fiscal Year 1997
     Municipal Bond Index                    (Oct. 1996-Oct. 1997)
   -----------------------------------------------------------------
           1 year                                     4.7%
   .................................................................
           3 years                                    5.4%
   .................................................................
           5 years                                    6.5%
   .................................................................
           7 years                                    7.6%
   .................................................................
          10 years                                    8.9%
   .................................................................
          Long Term (17+ years)                      10.2%
   .................................................................

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

     The Fund also has a high quality orientation, which means it performs best when a slow economy puts pressure on weaker credits. A robust economy like we have had recently eases credit quality concerns and produces better results for medium quality issues (please see table below). Note the Lehman Brothers State General Obligation (G.O.) Index has a better credit quality average rating than the Lehman Brothers Local G.O. Index.

Performance Comparison for State and Local General Obligations

                                                 Total Return
                                               Fiscal Year 1997
         G.O. Sector                         (Oct. 1996-Oct. 1997)
   -----------------------------------------------------------------
           State                                     7.74%
   .................................................................
           Local                                     9.06%
   .................................................................

     We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/s/ R. Alan Medaugh
-------------------
R. Alan Medaugh
President

November 21, 1997

ECONOMIC OUTLOOK FOR 1998
--------------------------------------------------------------------------------

Overview

     The Pacific Rim economies seem likely to be weaker in two months than they are now. Japan's economy, which has slipped into recession in our view, is likely to be no better by early 1998. Because U.S. retail sales are clearly sensitive to stock market swings, we are likely to see "moderate" retail sales at best over the next few months. We are forecasting just 2.5% real growth with only 1.5% inflation, producing just 4% nominal (Gross Domestic Product) growth.

     Stock market corrections around the world reflect a package of tightening moves that started nine months ago with Japan's Value Added Tax hike and the U.S. Federal Reserve tightening to 5.5% on its Federal Funds Rate. The Pacific Rim countries lifted interest rates to defend their currencies and cut government spending to get International Monetary Fund assistance. The Bundesbank and the Bank of England both tightened recently. Germany announced a government spending freeze. Brazil announced a fiscal package that is the equivalent of a $180 billion tightening in the U.S. economy. Russia raised rates from 21% to 28%. The Asian crises are clearly impacting the region's banking system and are therefore likely to have a greater influence on world economic activity than expected. Federal Reserve Board Chairman Greenspan ended his testimony before Congress in mid-November by saying "and where required, provide temporary financial assistance." Since this is the exact same phrase he ended his testimony with before our $3 billion Indonesian assistance package, another Pacific Rim bailout is probably in the works.

     Based on early estimates, it is possible that on a seasonally adjusted annual rate basis, the U.S. ran a budget surplus in October. At the same time, odds are that our trade deficit will widen as exports slow and we see a flood of Asian imports. To the extent foreign demand for Treasuries is related to our trade deficit, a demand/supply imbalance for Treasuries could develop, which could push up prices on Treasury investments. Because of their importance, we have highlighted these topics for greater analysis: the Pacific Rim Crises, Inflation and the U.S. Budget Deficit. Please see ISI's Economic Forecast on the following page.

--------------------------------------------------------------------------------

ISI Economic Forecast

                       97:1Q     97:2Q     97:3Q     97:4Q*    98:1Q*     98:2Q*
--------------------------------------------------------------------------------
Real GDP                4.9%      3.3%      3.5%      2.5%      2.5%       2.5%
 ................................................................................
GDP Deflator**          2.4%      1.8%      1.4%      1.5%      1.5%       1.5%
 ................................................................................
30-Year Bond Yields***  7.1%      6.8%      6.4%      6.2%      6.0%       5.7%
 ................................................................................
Fed Funds Rate***       5.5%      5.5%      5.5%      5.5%      5.5%       5.5%
 ................................................................................
  *Estimated.
 **A more accurate cost of living barometer than the CPI.
***End of quarter.

The Pacific Rim Crises

     Thailand and Hong Kong have been at the center of the most recent series of financial crises. The history of these events indicates that they often lower Treasury bond yields (please see chart below). The positive influence on financial assets comes about from this normal event cycle. The crisis surfaces when the building pressure on the economic system causes a weak link to break. At that point the problem is exposed and efforts are made to fix it.

          30-YEAR TREASURY YIELD
          NOV. 10 6.14%

                  [Graph appears here--See plot points below]

                                68:1         5.39
                                68:2         5.38
                                68:3         5.59
                                68:4         5.46
                                68:5         5.55
                                68:6         5.40
                                68:7         5.29
                                68:8         5.23
                                68:9         5.28
                                68:10        5.44
                                68:11        5.56
                                68:12        5.88
                                69:1         5.99
                                69:2         6.11
                                69:3         6.22
                                69:4         6.03
                                69:5         6.11
                                69:6         6.28
                                69:7         6.27
                                69:8         6.22
                                69:9         6.55
                                69:10        6.50
                                69:11        6.74
                                69:12        6.91
                                70:1         6.92
                                70:2         6.67
                                70:3         6.72
                                70:4         6.85
                                70:5         7.24
                                70:6         7.34
                                70:7         6.92
                                70:8         7.08
                                70:9         6.88
                                70:10        6.88
                                70:11        6.58
                                70:12        6.28
                                71:1         6.18
                                71:2         6.14
                                71:3         5.94
                                71:4         6.00
                                71:5         6.32
                                71:6         6.38
                                71:7         6.38
                                71:8         6.27
                                71:9         6.05
                                71:10        5.92
                                71:11        5.86
                                71:12        6.00
                                72:1         6.01
                                72:2         6.06
                                72:3         6.06
                                72:4         6.16
                                72:5         6.07
                                72:6         6.01
                                72:7         6.01
                                72:8         5.94
                                72:9         6.05
                                72:10        6.01
                                72:11        5.79
                                72:12        5.96
                                73:1         6.78
                                73:2         6.88
                                73:3         6.91
                                73:4         6.86
                                73:5         6.99
                                73:6         7.06
                                73:7         7.29
                                73:8         7.62
                                73:9         7.25
                                73:10        7.18
                                73:11        7.30
                                73:12        7.29
                                74:1         7.48
                                74:2         7.46
                                74:3         7.73
                                74:4         8.01
                                74:5         8.14
                                74:6         8.10
                                74:7         8.26
                                74:8         8.60
                                74:9         8.60
                                74:10        8.37
                                74:11        7.99
                                74:12        7.91
                                75:1         7.88
                                75:2         7.71
                                75:3         7.99
                                75:4         8.36
                                75:5         8.22
                                75:6         8.04
                                75:7         8.17
                                75:8         8.50
                                75:9         8.57
                                75:10        8.35
                                75:11        8.28
                                75:12        8.23
                                76:1         8.01
                                76:2         8.03
                                76:3         7.97
                                76:4         7.86
                                76:5         8.13
                                76:6         8.03
                                76:7         8.00
                                76:8         7.91
                                76:9         7.78
                                76:10        7.70
                                76:11        7.64
                                76:12        7.30
                                77:1         7.48
                                77:2         7.64
                                77:3         7.80
                                77:4         7.73
                                77:5         7.80
                                77:6         7.64
                                77:7         7.64
                                77:8         7.68
                                77:9         7.64
                                77:10        7.77
                                77:11        7.85
                                77:12        7.94
                                78:1         8.18
                                78:2         8.25
                                78:3         8.23
                                78:4         8.34
                                78:5         8.43
                                78:6         8.50
                                78:7         8.65
                                78:8         8.47
                                78:9         8.47
                                78:10        8.67
                                78:11        8.75
                                78:12        8.88
                                79:1         8.94
                                79:2         9.00
                                79:3         9.03
                                79:4         9.08
                                79:5         9.19
                                79:6         8.92
                                79:7         8.93
                                79:8         8.98
                                79:9         9.17
                                79:10        9.85
                                79:11       10.30
                                79:12       10.12
                                80:1        10.60
                                80:2        12.13
                                80:3        12.34
                                80:4        11.40
                                80:5        10.36
                                80:6         9.81
                                80:7        10.24
                                80:8        11.00
                                80:9        11.34
                                80:10       11.59
                                80:11       12.37
                                80:12       12.40
                                81:1        12.14
                                81:2        12.80
                                81:3        12.69
                                81:4        13.20
                                81:5        13.60
                                81:6        12.96
                                81:7        13.59
                                81:8        14.17
                                81:9        14.67
                                81:10       14.68
                                81:11       13.35
                                81:12       13.45
                                82:1        14.22
                                82:2        14.22
                                82:3        13.53
                                82:4        13.37
                                82:5        13.24
                                82:6        13.92
                                82:7        13.55
                                82:8        12.77
                                82:9        12.07
                                82:10       11.17
                                82:11       10.54
                                82:12       10.54
                                83:1        10.63
                                83:2        10.88
                                83:3        10.63
                                83:4        10.48
                                83:5        10.53
                                83:6        10.93
                                83:7        11.40
                                83:8        11.82
                                83:9        11.63
                                83:10       11.58
                                83:11       11.75
                                83:12       11.88
                                84:1        11.75
                                84:2        11.95
                                84:3        12.38
                                84:4        12.65
                                84:5        13.43
                                84:6        13.44
                                84:7        13.21
                                84:8        12.54
                                84:9        12.29
                                84:10       11.98
                                84:11       11.56
                                84:12       11.52
                                85:1        11.45
                                85:2        11.47
                                85:3        11.81
                                85:4        11.47
                                85:5        11.05
                                85:6        10.45
                                85:7        10.50
                                85:8        10.56
                                85:9        10.61
                                85:10       10.50
                                85:11       10.06
                                85:12        9.54
                                86:1         9.40
                                86:2         8.93
                                86:3         7.96
                                86:4         7.39
                                86:5         7.52
                                86:6         7.57
                                86:7         7.27
                                86:8         7.33
                                86:9         7.62
                                86:10        7.70
                                86:11        7.52
                                86:12        7.37
                                87:1         7.39
                                87:2         7.54
                                87:3         7.55
                                87:4         8.25
                                87:5         8.78
                                87:6         8.57
                                87:7         8.64
                                87:8         8.97
                                87:9         9.59
                                87:10        9.61
                                87:11        8.95
                                87:12        9.12
                                88:1         8.83
                                88:2         8.43
                                88:3         8.63
                                88:4         8.95
                                88:5         9.23
                                88:6         9.00
                                88:7         9.14
                                88:8         9.32
                                88:9         9.06
                                88:10        8.89
                                88:11        9.02
                                88:12        9.01
                                89:1         8.93
                                89:2         9.01
                                89:3         9.17
                                89:4         9.03
                                89:5         8.83
                                89:6         8.27
                                89:7         8.08
                                89:8         8.12
                                89:9         8.15
                                89:10        8.00
                                89:11        7.90
                                89:12        7.90
                                90:1         8.26
                                90:2         8.50
                                90:3         8.56
                                90:4         8.76
                                90:5         8.73
                                90:6         8.46
                                90:7         8.50
                                90:8         8.86
                                90:9         9.03
                                90:10        8.86
                                90:11        8.54
                                90:12        8.24
                                91:1         8.27
                                91:2         8.03
                                91:3         8.29
                                91:4         8.21
                                91:5         8.27
                                91:6         8.47
                                91:7         8.45
                                91:8         8.14
                                91:9         7.95
                                91:10        7.93
                                91:11        7.92
                                91:12        7.70
                                92:1         7.58
                                92:2         7.85
                                92:3         7.97
                                92:4         7.96
                                92:5         7.89
                                92:6         7.84
                                92:7         7.60
                                92:8         7.39
                                92:9         7.34
                                92:10        7.53
                                92:11        7.61
                                92:12        7.44
                                93:1         7.34
                                93:2         7.09
                                93:3         6.82
                                93:4         6.85
                                93:5         6.92
                                93:6         6.81
                                93:7         6.63
                                93:8         6.32
                                93:9         6.00
                                93:10        5.94
                                93:11        6.21
                                93:12        6.25
                                94:1         6.29
                                94:2         6.49
                                94:3         6.91
                                94:4         7.27
                                94:5         7.41
                                94:6         7.40
                                94:7         7.58
                                94:8         7.49
                                94:9         7.71
                                94:10        7.94
                                94:11        8.08
                                94:12        7.87
                                95:1         7.85
                                95:2         7.61
                                95:3         7.45
                                95:4         7.36
                                95:5         6.95
                                95:6         6.57
                                95:7         6.72
                                95:8         6.86
                                95:9         6.55
                                95:10        6.37
                                95:11        6.26
                                95:12        6.06
                                96:1         6.05
                                96:2         6.24
                                96:3         6.60
                                96:4         6.79
                                96:5         6.93
                                96:6         7.06
                                96:7         7.03
                                96:8         6.84
                                96:9         7.03
                                96:10        6.81
                                96:11        6.48
                                96:12        6.55
                                97:1         6.83
                                97:2         6.69
                                97:3         6.93
                                97:4         7.09
                                97:5         6.94
                                97:6         6.77
                                97:7         6.51
                                97:8         6.58
                                97:9         6.50
                                97:10        6.33
                                97:11        6.11
                                97:12        NA







          Source: ISI Inc.

--------------------------------------------------------------------------------

     After two rounds of the Pacific Rim crises, the U.S. economy is likely to slow in the near term, cutting growth the next two quarters by roughly 0.5% from our earlier forecast. The currency value of the U.S. dollar should be bolstered by its status as a safe haven. Typically as events unfold, the Federal Reserve lowers its Federal Funds Rate. This event sequence normally results in higher prices for top quality assets such as U.S. Treasuries.

Inflation

     Inflation has subsided around the industrial world. In the U.S., the recent declines in "nominal" interest rates have been accompanied by a sizable fall in inflation. The result is that despite falling interest rates, the "real" rates have moved modestly higher (please see chart below).

          REAL U.S. LONG BOND YIELD
          SEP. 4.67%


                  [Graph appears here--See plot points below]

                                          %
                                        -----

                             74:1       -0.83
                             74:2       -1.51
                             74:3       -1.66
                             74:4       -1.31
                             74:5       -1.71
                             74:6       -1.96
                             74:7       -2.21
                             74:8       -1.91
                             74:9       -2.54
                             74:10      -2.88
                             74:11      -3.17
                             74:12      -3.10
                             75:1       -2.75
                             75:2       -2.18
                             75:3       -1.04
                             75:4       -0.36
                             75:5        0.05
                             75:6        0.01
                             75:7       -0.02
                             75:8        0.93
                             75:9        1.53
                             75:10       1.49
                             75:11       1.49
                             75:12       1.57
                             76:1        1.54
                             76:2        1.92
                             76:3        2.03
                             76:4        2.05
                             76:5        2.24
                             76:6        2.36
                             76:7        2.62
                             76:8        2.46
                             76:9        2.26
                             76:10       2.16
                             76:11       2.26
                             76:12       1.92
                             77:1        1.93
                             77:2        1.45
                             77:3        1.28
                             77:4        0.87
                             77:5        0.88
                             77:6        0.61
                             77:7        0.65
                             77:8        0.82
                             77:9        0.98
                             77:10       1.17
                             77:11       1.17
                             77:12       1.32
                             78:1        1.46
                             78:2        1.78
                             78:3        1.59
                             78:4        1.47
                             78:5        1.33
                             78:6        1.24
                             78:7        1.34
                             78:8        1.06
                             78:9        0.85
                             78:10       0.81
                             78:11       0.91
                             78:12       0.99
                             79:1        0.82
                             79:2        0.69
                             79:3        0.60
                             79:4        0.66
                             79:5        0.62
                             79:6        0.27
                             79:7       -0.06
                             79:8       -0.25
                             79:9       -0.44
                             79:10       0.20
                             79:11       0.46
                             79:12      -0.11
                             80:1        0.08
                             80:2        1.19
                             80:3        0.96
                             80:4        0.18
                             80:5       -0.72
                             80:6       -1.10
                             80:7       -0.56
                             80:8        0.09
                             80:9        0.50
                             80:10       0.85
                             80:11       1.60
                             80:12       2.02
                             81:1        1.91
                             81:2        2.62
                             81:3        3.00
                             81:4        3.71
                             81:5        4.44
                             81:6        4.01
                             81:7        4.76
                             81:8        5.50
                             81:9        6.18
                             81:10       6.50
                             81:11       5.36
                             81:12       5.68
                             82:1        6.87
                             82:2        7.65
                             82:3        7.50
                             82:4        7.77
                             82:5        7.48
                             82:6        7.85
                             82:7        7.55
                             82:8        7.24
                             82:9        6.94
                             82:10       5.87
                             82:11       5.53
                             82:12       5.76
                             83:1        5.95
                             83:2        6.33
                             83:3        6.09
                             83:4        5.30
                             83:5        5.56
                             83:6        6.38
                             83:7        7.06
                             83:8        7.36
                             83:9        7.09
                             83:10       7.35
                             83:11       7.53
                             83:12       7.66
                             84:1        7.63
                             84:2        7.56
                             84:3        7.88
                             84:4        8.50
                             84:5        9.54
                             84:6        9.64
                             84:7        9.57
                             84:8        8.94
                             84:9        8.82
                             84:10       8.52
                             84:11       8.19
                             84:12       8.12
                             85:1        8.06
                             85:2        8.05
                             85:3        8.25
                             85:4        7.99
                             85:5        7.41
                             85:6        6.71
                             85:7        6.81
                             85:8        6.94
                             85:9        6.93
                             85:10       6.72
                             85:11       6.06
                             85:12       5.32
                             86:1        5.18
                             86:2        5.17
                             86:3        4.88
                             86:4        4.69
                             86:5        4.86
                             86:6        4.84
                             86:7        4.58
                             86:8        4.69
                             86:9        4.87
                             86:10       5.16
                             86:11       5.17
                             86:12       5.18
                             87:1        4.94
                             87:2        4.66
                             87:3        4.18
                             87:4        4.42
                             87:5        4.96
                             87:6        4.78
                             87:7        4.75
                             87:8        4.84
                             87:9        5.46
                             87:10       5.25
                             87:11       4.49
                             87:12       4.76
                             88:1        4.88
                             88:2        4.78
                             88:3        4.87
                             88:4        4.99
                             88:5        5.18
                             88:6        4.85
                             88:7        4.76
                             88:8        5.07
                             88:9        4.69
                             88:10       4.54
                             88:11       4.71
                             88:12       4.46
                             89:1        4.04
                             89:2        3.89
                             89:3        3.96
                             89:4        3.66
                             89:5        3.42
                             89:6        3.15
                             89:7        3.17
                             89:8        3.47
                             89:9        3.71
                             89:10       3.43
                             89:11       3.32
                             89:12       3.36
                             90:1        3.63
                             90:2        3.77
                             90:3        3.77
                             90:4        4.28
                             90:5        4.32
                             90:6        3.77
                             90:7        3.75
                             90:8        3.50
                             90:9        3.35
                             90:10       3.04
                             90:11       2.78
                             90:12       2.63
                             91:1        2.83
                             91:2        2.77
                             91:3        3.50
                             91:4        3.55
                             91:5        3.64
                             91:6        4.15
                             91:7        4.21
                             91:8        4.28
                             91:9        4.40
                             91:10       4.83
                             91:11       4.63
                             91:12       4.32
                             92:1        4.40
                             92:2        4.65
                             92:3        4.49
                             92:4        4.47
                             92:5        4.51
                             92:6        4.40
                             92:7        4.04
                             92:8        4.40
                             92:9        4.16
                             92:10       4.16
                             92:11       4.49
                             92:12       4.44
                             93:1        4.34
                             93:2        4.06
                             93:3        3.95
                             93:4        3.96
                             93:5        4.13
                             93:6        4.21
                             93:7        4.31
                             93:8        3.54
                             93:9        3.61
                             93:10       3.48
                             93:11       3.75
                             93:12       3.86
                             94:1        4.18
                             94:2        4.42
                             94:3        4.73
                             94:4        5.21
                             94:5        5.31
                             94:6        5.05
                             94:7        4.97
                             94:8        4.73
                             94:9        4.86
                             94:10       5.32
                             94:11       5.44
                             94:12       5.19
                             95:1        4.83
                             95:2        4.67
                             95:3        4.60
                             95:4        4.42
                             95:5        4.02
                             95:6        3.82
                             95:7        4.15
                             95:8        4.39
                             95:9        4.26
                             95:10       4.11
                             95:11       4.13
                             95:12       3.86
                             96:1        3.94
                             96:2        4.09
                             96:3        4.38
                             96:4        4.52
                             96:5        4.65
                             96:6        4.77
                             96:7        4.60
                             96:8        4.54
                             96:9        4.54
                             96:10       4.19
                             96:11       3.70
                             96:12       3.78
                             97:1        4.18
                             97:2        4.02
                             97:3        4.44
                             97:4        4.83
                             97:5        4.86
                             97:6        4.68
                             97:7        4.59
                             97:8        4.68
                             97:9        4.67
                             97:10       NA
                             97:11       NA





          Source: ISI Inc.

ECONOMIC OUTLOOK FOR 1998 (CONCLUDED)
--------------------------------------------------------------------------------

The major forces behind the decline of inflation are:

     o Global Competition
     o Demographics
     o Technology
     o Reduced Government Spending

     The opening up of world trade has meant new plants can be built in low wage areas and the products can be exported to high wage home markets. As a result, pressure on U.S. real wages and a drive for corporate efficiency have marked the last 10 years. The declining cost of technology has also been a major factor in boosting capital spending and lowering the world inflation rate. Technology represents a growing section of the overall economy, so the percentage of the U.S. economy experiencing deflation has grown over the last 10 years. Baby boomers have reached the age when people are seen beginning to save for retirement. This change from consumption to savings is an important shift in the economy. Finally, governments from the U.S. and Germany to Brazil and Thailand have been cutting their spending. This has often been magnified by tax increases. The result is less fiscal stimulus and lower inflation.

The U.S. Budget Deficit

     A remarkable feature of the U.S. government's policy has been the virtual elimination of the deficit. The swing since 1992 has been a very large $300 billion a year (please see chart on page 9).

--------------------------------------------------------------------------------

          FEDERAL DEFICIT
          12-Mo. Sum Sep.-$41.3


                  [Graph appears here--See plot points below]

                                       DEFICIT
                                     12 Mo. Sum
                                     ----------

                            78:1       -51.9
                            78:2       -52.6
                            78:3       -57.5
                            78:4       -58.4
                            78:5       -50.2
                            78:6       -51.9
                            78:7       -50.2
                            78:8       -48.6
                            78:9       -47.4
                            78:10      -46.5
                            78:11      -43.2
                            78:12      -41.0
                            79:1       -40.3
                            79:2       -37.5
                            79:3       -32.5
                            79:4       -31.2
                            79:5       -31.9
                            79:6       -28.3
                            79:7       -28.3
                            79:8       -27.1
                            79:9       -26.2
                            79:10      -25.8
                            79:11      -26.0
                            79:12      -24.8
                            80:1       -27.2
                            80:2       -29.2
                            80:3       -31.5
                            80:4       -35.1
                            80:5       -43.1
                            80:6       -48.1
                            80:7       -55.5
                            80:8       -56.3
                            80:9       -58.3
                            80:10      -58.9
                            80:11      -59.6
                            80:12      -65.7
                            81:1       -66.9
                            81:2       -69.5
                            81:3       -69.7
                            81:4       -66.3
                            81:5       -67.0
                            81:6       -66.2
                            81:7       -59.3
                            81:8       -59.2
                            81:9       -60.5
                            81:10      -58.8
                            81:11      -60.4
                            81:12      -61.7
                            82:1       -58.3
                            82:2       -60.9
                            82:3       -65.2
                            82:4       -70.5
                            82:5       -74.5
                            82:6       -81.6
                            82:7       -90.7
                            82:8      -101.3
                            82:9      -110.9
                            82:10     -121.5
                            82:11     -133.2
                            82:12     -140.9
                            83:1      -152.2
                            83:2      -163.4
                            83:3      -171.8
                            83:4      -179.1
                            83:5      -192.3
                            83:6      -195.3
                            83:7      -198.7
                            83:8      -200.3
                            83:9      -195.2
                            83:10     -195.7
                            83:11     -191.8
                            83:12     -189.5
                            84:1      -187.8
                            84:2      -181.3
                            84:3      -174.2
                            84:4      -174.9
                            84:5      -168.2
                            84:6      -171.5
                            84:7      -171.0
                            84:8      -169.1
                            84:9      -172.5
                            84:10     -175.2
                            84:11     -177.7
                            84:12     -180.1
                            85:1      -182.4
                            85:2      -181.1
                            85:3      -186.9
                            85:4      -188.4
                            85:5      -191.6
                            85:6      -190.0
                            85:7      -190.7
                            85:8      -195.4
                            85:9      -200.2
                            85:10     -197.8
                            85:11     -200.6
                            85:12     -203.0
                            86:1      -202.9
                            86:2      -206.4
                            86:3      -209.6
                            86:4      -209.2
                            86:5      -211.2
                            86.6      -214.5
                            86:7      -216.1
                            86:8      -216.2
                            86:9      -221.6
                            86:10     -218.1
                            86:11     -214.1
                            86:12     -211.0
                            87:1      -206.5
                            87:2      -208.7
                            87:3      -204.6
                            87:4      -188.7
                            87:5      -186.3
                            87:6      -184.0
                            87:7      -180.1
                            87:8      -178.0
                            87:9      -159.8
                            87:10     -162.3
                            87:11     -161.2
                            87:12     -154.2
                            88:1      -158.1
                            88:2      -151.4
                            88:3      -148.6
                            88:4      -161.1
                            88:5      -152.4
                            88:6      -146.3
                            88:7      -147.1
                            88:8      -145.7
                            88:9      -148.5
                            88:10     -149.1
                            88:11     -149.2
                            88:12     -153.9
                            89:1      -151.3
                            89:2      -154.2
                            89:3      -151.7
                            89:4      -145.7
                            89:5      -137.6
                            89:6      -135.9
                            89:7      -134.6
                            89:8      -133.2
                            89:9      -143.7
                            89:10     -145.8
                            89:11     -144.8
                            89:12     -149.9
                            90:1      -143.8
                            90:2      -149.9
                            90:3      -165.2
                            90:4      -170.5
                            90:5      -190.6
                            90:6      -204.2
                            90:7      -208.1
                            90:8      -210.9
                            90:9      -217.0
                            90:10     -218.7
                            90:11     -231.4
                            90:12     -234.7
                            91:1      -245.1
                            91:2      -233.0
                            91:3      -226.4
                            91:4      -231.0
                            91:5      -236.1
                            91:6      -242.1
                            91:7      -254.2
                            91:8      -268.8
                            91:9      -273.2
                            91:10     -275.2
                            91:11     -272.5
                            91:12     -265.1
                            92:1      -276.0
                            92:2      -293.0
                            92:3      -306.1
                            92:4      -318.7
                            92:5      -318.0
                            92:6      -316.5
                            92:7      -308.8
                            92:8      -299.6
                            92:9      -291.4
                            92:10     -288.0
                            92:11     -285.3
                            92:12     -290.9
                            93:1      -283.6
                            93:2      -283.3
                            93:3      -274.8
                            93:4      -269.6
                            93:5      -268.8
                            93:6      -261.0
                            93:7      -261.9
                            93:8      -254.6
                            93:9      -251.2
                            93:10     -254.6
                            93:11     -253.8
                            93:12     -253.1
                            94:1      -240.6
                            94:2      -231.5
                            94:3      -213.8
                            94:4      -217.8
                            94:5      -201.1
                            94:6      -197.0
                            94:7      -191.0
                            94:8      -189.8
                            94:9      -188.1
                            94:10     -183.4
                            94:11     -179.5
                            94:12     -173.4
                            95:1      -179.3
                            95:2      -171.4
                            95:3      -179.5
                            95:4      -163.1
                            95:5      -168.4
                            95:6      -160.7
                            95:7      -154.8
                            95:8      -158.5
                            95:9      -153.8
                            95:10     -148.6
                            95:11     -146.2
                            95:12     -142.2
                            96:1      -136.9
                            96:2      -137.9
                            96:3      -144.6
                            96:4      -133.9
                            96:5      -129.3
                            96:6      -135.5
                            96:7      -137.4
                            96:8      -134.3
                            96:9      -132.0
                            96:10     -131.4
                            96:11     -121.0
                            96:12     -122.5
                            97:1      -121.2
                            97:2      -123.3
                            97:3      -106.3
                            97:4       -82.0
                            97:5       -78.5
                            97:6       -63.4
                            97:7       -56.0
                            97:8       -46.4
                            97:9       -41.3
                            97:10      NA
                            97:11      NA
                            97:12      NA

          Source: ISI Inc.

     Despite tax cuts and a bit more spending next year, we think the budget will register a surplus. This is a significant shift for the capital markets freeing up massive amounts to finance the private economy. The results of reduced Treasury borrowings should directly influence the level of rates, and the freeing up of investment capital allows for greater productivity in the private sector.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------

Additional Performance Information

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the Fund's performance to that of an appropriate market index. This graph must measure the growth of a $10,000 hypothetical investment from the Fund's inception on October 23, 1990 through the most recent fiscal year-end and must reflect the impact of the Fund's total expenses and its currently effective 4.50% maximum sales charge.

     While the following chart is required by SEC rules, such comparisons are of limited utility since the indices shown are not adjusted for sales charges and ongoing management, distribution and operating expenses applicable to the Fund. An investor who wished to replicate the total return of these indices would have had to own the securities that they represent. Acquiring these securities would require a considerable amount of money and would incur expenses that are not reflected in the index results.

     The SEC also requires that we report the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the currently effective 4.50% maximum sales charge. These total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------

Change in Value of a $10,000 Investment*
October 23, 1990-October 31, 1997

                 [Graph appears here -- see plot points below]

            Flag Investors       Lehman Bros.        Lehman Bros.     Consumer
          Managed Municipal   General Obligation     Prerefunded        Price
             Fund Shares         Index (G.O.)      Municipal Index   Index (CPI)

10/90            $9,550             $10,000            $10,000         $10,000
10/91           $10,715             $11,125            $11,007         $10,290
10/92           $11,364             $12,032            $11,889         $10,619
10/93           $12,996             $13,654            $13,116         $10,916
10/94           $12,152             $13,172            $12,919         $11,200
10/95           $14,025             $14,996            $14,282         $11,514
10/96           $14,680             $15,826            $14,938         $11,859
10/97           $15,770             $17,141            $15,879         $12,108

Average Annual Total Return*

Periods Ended 9/30/97              1 Year       5 Years        Since Inception**
--------------------------------------------------------------------------------
Class A Shares                      3.39%        5.33%               6.71%
 ................................................................................

 *These figures assume the reinvestment of dividends and capital gains distributions and include the Fund's 4.50% maximum sales charge. The Lehman Brothers indices listed above are unmanaged. Although the G.O.Index reflects general municipal market performance, the Prerefunded Index is a better indicator of the Fund due to its higher quality characteristics. The Fund is invested entirely in AA-rated or better issues. Management is not aware of any single index that contains securities with substantially the same characteristics as those of the Fund. The CPI is a widely used measure of inflation. The CPI performance is based on data released on 11/18/97. Past performance is not an indicator of future results.
**10/23/90.

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--------------------------------------------------------------------------------
Statement of Net Assets                                         October 31, 1997

                                              Rating*         Par      Market Value
Issuer                                     (Moody's/S&P)     (000)       (Note 1)
-----------------------------------------------------------------------------------
MUNICIPAL BONDS--93.5%
General Obligation--73.9%
Arlington, TX, Independent School
   District, 5.75%, 2021                   Aaa/NR**         $5,000      $ 5,131,100
Charlotte,  NC:
   5.30%, 2011                             Aaa/AAA           1,590        1,653,203
   5.30%, 2012                             Aaa/AAA           2,325        2,408,724
   5.30%, 2012                             Aaa/AAA           1,120        1,160,331
   5.80%, 2016                             Aaa/AAA           2,500        2,642,725
Chicago, IL, 6.30%, 2009                   Aa2/AA            1,000        1,119,360
Dallas, TX, 5.00%, 2010                    Aa1/AAA           1,750        1,764,753
Delaware State, Series "A",
   5.125%, 2016                            Aa1/AA+           2,150        2,133,209
DuPage County, IL, Jail Project,
   5.60%, 2021                             Aaa/AAA           1,600        1,670,032
Florida Board of Education, Refunding
   Public Education:
   6.125%, 2012                            Aa2/AA+           2,250        2,402,730
   5.50%, 2021                             Aa2/AA+           2,000        2,009,400
   5.125%, 2022                            Aa2/AA+           5,000        4,833,650
Florida State Department of
   Transportation, 5.80%, 2018             Aa2/AA+           2,000        2,085,540
Franklin County, OH:
   5.45%, 2009                             Aaa/AAA           1,500        1,569,330
   5.50%, 2013                             Aaa/AAA           1,000        1,025,510
Georgia State, Series "D":
   5.25%, 2009                             Aaa/AAA           1,580        1,653,296
   5.00%, 2010                             Aaa/AAA           2,000        2,031,940
Grand Prairie, TX, School District,
   5.20%, 2018                             Aaa/AAA           2,000        1,980,060
Henrico County, VA, 5.25%, 2009            Aaa/AAA           1,000        1,032,600
Maryland State & Local Facilities,
   Second Series, 5.125%, 2010             Aaa/AAA           3,000        3,076,860
Metropolitan Government of Nashville,
   Davidson County, TN, 5.125%, 2019       Aa2/AA            4,000        3,945,320
Minneapolis, MN, Sports Arena:
   5.00%, 2011                             Aaa/AAA           1,710        1,716,823
   5.00%, 2012                             Aaa/AAA           1,920        1,923,014

12

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FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------

                                              Rating*         Par      Market Value
Issuer                                     (Moody's/S&P)     (000)       (Note 1)
-----------------------------------------------------------------------------------
MUNICIPAL BONDS--continued
General Obligation--concluded
Minneapolis, MN, Series "B",
   5.20%, 2013                             Aaa/AAA         $ 3,200      $ 3,222,272
Minnesota State, 5.00%, 2014               Aaa/AAA           2,500        2,469,000
Missouri State Building, Series "A",
   5.75%, 2014                             Aaa/AAA           1,000        1,060,540
Plano, TX, Independent School District,
   5.00%, 2011                             Aaa/AAA           3,000        2,979,630
Portland, OR, Metro, 5.25%, 2007           Aa/AA+            1,500        1,561,425
Salt Lake County, UT, 5.25%, 2010          Aaa/AA+           2,000        2,054,420
South Carolina Capital Improvement:
   5.00%, 2009                             Aaa/AAA           2,700        2,754,324
   5.625%, 2014                            Aaa/AAA           2,700        2,824,362
State of  Tennessee:
   Series "A", 5.50%, 2009                 Aaa/AA+           1,535        1,608,388
   Series "A", 5.55%, 2010                 Aaa/AA+           1,000        1,044,830
State of  Texas, 6.00%, 2014               Aa2/AA            2,000        2,131,500
Virginia State, 5.375%, 2012               Aaa/AAA           1,000        1,027,970
Washington State:
   Series "A", 5.60%, 2010                 Aa1/AA+           1,500        1,570,935
   Series "R", 5.00%, 2014                 Aa1/AA+           2,250        2,207,452
   Series "E", 5.00%, 2022                 Aa1/AA+           2,000        1,912,500
Wisconsin State Series:
   Series 1, 5.00%, 2015                   Aa2/AA            1,000          978,320
   Series "B", 5.00%, 2016                 Aa2/AA            3,500        3,409,350
   Series "B", 5.00%, 2018                 Aa2/AA            1,000          966,400
                                                                       ------------
                                                                         86,753,128
                                                                       ------------
Electric and Gas Utility Revenue--0.3%
San Antonio, TX, Electric & Gas Revenue,
   Series "A", 6.50%, 2012                 Aa1/AA              315          327,269
                                                                       ------------
Prerefunded Issues--13.1%
Arizona Highway Transportation Board,
    6.00%, 2010                            #AAA(dagger)/AAA  3,480        3,680,935
Florida Board of Education, Refunding
   Public Education, 6.50%, 2012           #AAA(dagger)/
                                            AA+              2,500        2,756,925

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FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)                             October 31, 1997

                                              Rating*         Par      Market Value
Issuer                                     (Moody's/S&P)     (000)       (Note 1)
-----------------------------------------------------------------------------------
MUNICIPAL BONDS--concluded
Prerefunded Issues--concluded
Howard County, MD, Consolidated
   Public Improvements, Series "A",
   6.90%, 2002                             #AAA(dagger)/
                                            AAA            $ 1,000      $ 1,068,090
Jacksonville, FL, Electric Authority
   Revenue, Scherer 4-1-A,
   6.75%, 2021                             #AAA(dagger)/AAA  1,000        1,087,740
Lower Colorado River Authority, Jr. Lien,
   4th Supply, 5.25%, 2015                 #AAA(dagger)/AAA  2,000        2,029,320
San Antonio, TX, Electric & Gas Revenue,
   Series "A", 6.50%, 2012                 #AAA(dagger)/AA     685          716,537
State of Hawaii, General Obligation:
   7.00%, 2006                             Aaa/(dagger)        750          802,958
   6.125%, 2010                            NR**/
                                            (dagger)(dagger) 1,000        1,065,630
University of  Texas, 6.50%, 2011          #AAA(dagger)/AAA  2,000        2,190,460
                                                                       ------------
                                                                         15,398,595
                                                                       ------------
Transportation Revenue--4.9%
Kansas Transportation Revenue:
   5.40%, 2009                             Aa/AA              2,000       2,075,060
   5.40%, 2009                             Aa/AA              2,500       2,587,575
Virginia State Transportation Authority,
   6.00%, 2010                             Aa/AA              1,000       1,060,130
                                                                       ------------
                                                                          5,722,765
                                                                       ------------
Other Revenue--1.3%
Indianapolis, IN, Local Public
   Improvement Board, 6.00%, 2018          Aaa/AA+            1,500       1,555,620
                                                                       ------------
Total Municipal Bonds
  (Cost $105,730,300)                                                   109,757,377

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------

                                                             Par      Market Value
Issuer                                                      (000)       (Note 1)
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENT--8.6%
Goldman Sachs & Co., 5.60%
  Dated 10/31/97, to be repurchased on 11/3/97,
  collateralized by U.S. Treasury Notes
  with a market value of $10,343,302.
  (Cost $10,140,000)                                       $10,140     $ 10,140,000
                                                                       ------------

Total Investment in Securities--102.1%
  (Cost $115,870,300)***                                                119,897,377

Liabilities in Excess of Other Assets, Net--(2.1%)                       (2,503,641)
                                                                       ------------

Net Assets--100.0%                                                     $117,393,736
                                                                       ============
Net Asset Value and Redemption Price Per:
  Flag Investors Class A Share
    ($38,390,248 / 3,557,464 shares outstanding)                             $10.79
                                                                             ======
  ISI Class Share
    ($79,003,488 / 7,322,827 shares outstanding)                             $10.79
                                                                             ======
Maximum Offering Price Per:
  Flag Investors Class A Share
    ($10.79 / 0.9550)                                                        $11.30
                                                                             ======
  ISI Class Share
    ($10.79 / 0.9555)                                                        $11.29
                                                                             ======

--------
               * The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available as of October 31, 1997. Ratings of issues have not been audited by Coopers & Lybrand L.L.P.
              ** Not rated.
             *** Also aggregate cost for federal tax purposes.
        (dagger) Moody's #AAA rating indicates advance refunded issues secured by escrowed funds held in cash, held in trust or invested in direct non-callable U.S. government obligations or non-callable obligations unconditionally guaranteed by the U.S. government.
(dagger)(dagger) Prerefunded bonds backed by U.S. Treasury securities. Absent prerefunding, this obligation is rated Aa3/A+.

                       See Notes to Financial Statements.

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FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
Statement of Operations

                                                                          For the
                                                                        Year Ended
                                                                       October 31,
-----------------------------------------------------------------------------------
                                                                           1997
Investment Income (Note 1):
   Interest                                                              $6,440,149
                                                                         ----------

Expenses:
   Investment advisory fee (Note 2)                                         480,975
   Distribution fee (Note 2)                                                300,610
   Administration fee (Note 2)                                              240,488
   Accounting fee (Note 2)                                                   58,038
   Transfer agent fee (Note 2)                                               56,933
   Printing and postage                                                      34,500
   Legal                                                                     30,248
   Audit                                                                     28,879
   Registration fees                                                         25,681
   Miscellaneous                                                             25,414
   Custodian fee (Note 1)                                                    21,363
   Directors' fees                                                            7,819
   Insurance                                                                  4,811
                                                                         ----------
            Total expenses                                                1,315,759
   Less:Fees waived (Note 2)                                               (233,385)
                                                                         ----------
Net expenses                                                              1,082,374
                                                                         ----------
Net investment income                                                     5,357,775
                                                                         ----------
Net realized and unrealized gain/(loss) on investments:
   Net realized gain from security transactions                           1,002,650
   Change in unrealized appreciation or depreciation of investments       2,249,576
                                                                         ----------
   Net gain on investments                                                3,252,226
                                                                         ----------
Net increase in net assets resulting from operations                     $8,610,001
                                                                         ==========

                       See Notes to Financial Statements.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                      For the Year Ended October 31,
------------------------------------------------------------------------------------
                                                           1997             1996
Increase/(Decrease) in Net Assets:
Operations:
   Net investment income                               $  5,357,775    $  5,787,049
   Net realized gain from security transactions           1,002,650         281,659
   Change in unrealized appreciation or
     depreciation of investments                          2,249,576        (272,341)
                                                       ------------    ------------
   Net increase in net assets resulting
     from operations                                      8,610,001       5,796,367
                                                       ------------    ------------

Dividends to Shareholders from (Note 1):
   Net investment income and
     net realized short-term gains:
     Flag Investors Class A Shares                       (1,919,815)     (2,244,395)
     ISI Class Shares                                    (3,948,488)     (4,374,225)
   Net realized mid-term and long-term gains:
     Flag Investors Class A Shares                         (129,060)        (43,313)
     ISI Class Shares                                      (267,980)        (82,292)
                                                       ------------    ------------
   Total distributions                                   (6,265,343)     (6,744,225)
                                                       ------------    ------------

Capital Share Transactions (Note 3):
   Proceeds from sale of shares                           5,846,126       8,278,327
   Value of shares issued in
     reinvestment of dividends                            3,443,291       3,789,940
   Cost of shares repurchased                           (20,144,490)    (17,488,342)
                                                       ------------    ------------
   Decrease in net assets derived from capital
     share transactions                                 (10,855,073)     (5,420,075)
                                                       ------------    ------------
   Total decrease in net assets                          (8,510,415)     (6,367,933)

Net Assets:
   Beginning of year                                    125,904,151     132,272,084
                                                       ------------    ------------
   End of year                                         $117,393,736    $125,904,151
                                                       ============    ============

                       See Notes to Financial Statements.

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FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
Financial Highlights -- Flag Investors Class A and ISI Class Shares
(For a share outstanding throughout each year)

                                                                           For the
                                                                         Year Ended
                                                                         October 31,
------------------------------------------------------------------------------------
                                                                            1997
Per Share Operating Performance:
   Net asset value at beginning of year                                   $ 10.58
                                                                          -------
Income from Investment Operations:
   Net investment income                                                     0.52
   Net realized and unrealized gain/(loss) on investments                    0.24
                                                                          -------
   Total from Investment Operations                                          0.76
                                                                          -------
Less Distributions:
   Distributions from net investment income
     and net realized short-term gains                                      (0.52)
   Distributions from net realized mid-term and
     long-term gains                                                        (0.03)
                                                                          -------
   Total distributions                                                      (0.55)
                                                                          -------
   Net asset value at end of year                                         $ 10.79
                                                                          =======

Total Return(1)                                                              7.43%
Ratios to Average Daily Net Assets:
   Expenses(2)                                                               0.90%
   Net investment income(3)                                                  4.46%
Supplemental Data:
   Net assets at end of year:
     Flag Investors Class A Shares                                        $38,390
     ISI Class Shares                                                     $79,003
   Portfolio turnover rate                                                     26%

--------
(1) Total return excludes the effect of sales charge.
(2) Without the waiver of advisory and administration fees (Note 2), the ratio of expenses to average daily net assets would have been 1.10%, 1.13%, 1.10%, 1.11% and 1.14% for the years ended October 31, 1997, 1996, 1995, 1994 and
    1993, respectively.
(3) Without the waiver of advisory and administration fees (Note 2), the ratio of net investment income to average daily net assets would have been 4.26%, 4.25%, 4.52%, 4.16% and 4.14% for the years ended October 31, 1997, 1996,
    1995, 1994 and 1993, respectively.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------




                                                                                  For the Year Ended October 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                                  1996                1995              1994               1993
Per Share Operating Performance:
   Net asset value at beginning of year                          $ 10.65             $ 9.81            $ 11.10            $ 10.31
                                                                 -------             ------            -------            -------
Income from Investment Operations:
   Net investment income                                            0.48               0.48               0.46               0.50
   Net realized and unrealized gain/(loss) on investments             --               0.98              (1.15)              0.94
                                                                 -------             ------            -------            -------
   Total from Investment Operations                                 0.48               1.46              (0.69)              1.44
                                                                 -------             ------            -------            -------
Less Distributions:
   Distributions from net investment income
     and net realized short-term gains                             (0.54)             (0.54)             (0.56)             (0.61)
   Distributions from net realized mid-term and
     long-term gains                                               (0.01)             (0.08)             (0.04)             (0.04)
                                                                 -------             ------            -------            -------
   Total distributions                                             (0.55)             (0.62)             (0.60)             (0.65)
                                                                 -------             ------            -------            -------
   Net asset value at end of year                                $ 10.58             $10.65            $  9.81            $ 11.10
                                                                 =======             ======            =======            =======

Total Return(1)                                                     4.67%             15.42%             (6.49)%            14.36%
Ratios to Average Daily Net Assets:
   Expenses(2)                                                      0.90%              0.90%              0.90%              0.90%
   Net investment income(3)                                         4.48%              4.72%              4.37%              4.38%
Supplemental Data:
   Net assets at end of year:
     Flag Investors Class A Shares                               $41,193            $45,980            $49,903            $53,486
     ISI Class Shares                                            $84,712            $86,292            $83,607            $88,378
   Portfolio turnover rate                                            32%                55%                37%                68%

                       See Notes to Financial Statements.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------

Notes to Financial Statements

NOTE 1--Significant Accounting Policies

     Managed Municipal Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on January 15, 1990 and commenced operations February 26, 1990, is registered under the Investment Company Act of 1940 as a diversified, open-end investment management company. It is designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations.

     The Fund consists of two share classes: ISI Managed Municipal Fund Shares ("ISI Class"), which commenced February 26, 1990, and Flag Investors Managed Municipal Fund Class A Shares ("Flag Investors Class A"), which commenced October 23, 1990.

     The ISI Class Shares have a 4.45% maximum front-end sales charge and the Flag Investors Class A Shares have a 4.50% maximum front-end sales charge. Both classes have a 0.25% distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. Under certain circumstances, it is necessary to reclassify prior year information in order to conform to the current year's presentation. The Fund's significant accounting policies are:

     A. Security Valuation--Municipal obligations are usually traded in the over-the-counter market. When there is an available market quotation, the Fund values a municipal obligation by using the most recent price provided by an investment dealer. The Fund utilizes the services of an independent pricing vendor to obtain prices. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

     B. Repurchase Agreements--The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------


NOTE 1--concluded

        agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. Federal Income Taxes--The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

            The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

     D. Security Transactions, Investment Income, Distributions and Other--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     International Strategy & Investment Inc. ("ISI") is the Fund's investment advisor and Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust New York Corporation, is the Fund's administrator. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at

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FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 2--continued

the annual rate of 0.40%. As compensation for its administrative services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.20%.

     ISI and ICC have agreed to reduce their fees proportionately when necessary so that the Fund's annual expenses are no more than 0.90% of the Fund's average daily net assets. For the year ended October 31, 1997, ISI waived fees of $157,087 and ICC waived fees of $76,298.

     Certain officers and directors of the Fund are also officers or directors of the Fund's investment advisor or administrator.

     As compensation for its accounting services, the Fund pays ICC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. The Fund paid ICC $58,038 for accounting services for the year ended October 31, 1997.

     As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly. The Fund paid ICC $56,933 for transfer agent services for the year ended October 31, 1997.

     Effective September 22, 1997, Bankers Trust Company became the Fund's custodian. Prior to September 22, 1997, PNCBank served as the Fund's custodian. From September 22, 1997 to October 31, 1997, the Fund accrued $2,341 in custody expenses.

     As compensation for providing distribution services for the ISI Class, the Fund pays ISI Group Inc. ("ISI Group"), which is affiliated with ISI, an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the ISI Class' average daily net assets. Prior to April 1, 1997, Armata Financial Corp. served as the distributor for the ISI Class for the same compensation and on substantially the same terms as ISI Group. As compensation for providing distribution services for the Flag Investors Class A Shares, the Fund pays ICC Distributors, Inc. ("ICC Distributors"), a member of the Forum Financial Group of companies, an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Flag Investors Class A Shares' average daily net assets. Prior to September 1, 1997, Alex. Brown & Sons Incorporated served as the distributor for the Flag Investors Class A Shares for the same compensation and on substantially the same terms as ICC Distributors. For the year ended October 31, 1997, distribution fees aggregated $300,610, of which $202,335 was attributable to the ISI Class Shares and $98,275 was attributable to the Flag Investors Class A Shares.

22

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FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------

NOTE 2--concluded

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the year ended October 31, 1997 was $6,920, and the accrued liability was $19,880.

NOTE 3--Capital Share Transactions

     The Fund is authorized to issue up to 40 million shares of $.001 par value capital stock (15 million Flag Investors Class A, 20 million ISI Class, 2.5 million Flag Investors Class B, 500,000 Flag Investors Class D and 2 million undesignated). Transactions in shares of the Fund are listed below.

                                                  Flag Investors Class A Shares
                                               ---------------------------------
                                                    For the          For the
                                                  Year Ended       Year Ended
                                               October 31, 1997 October 31, 1996
                                               ---------------- ----------------
Shares sold                                          167,474          200,140
Shares issued to shareholders on
   reinvestment of dividends                         101,621          114,250
Shares redeemed                                     (606,069)        (736,822)
                                                 -----------      -----------
Net decrease in shares outstanding                  (336,974)        (422,432)
                                                 ===========      ===========
Proceeds from sale of shares                     $ 1,785,725      $ 2,079,607
Value of reinvested dividends                      1,072,730        1,200,959
Cost of shares redeemed                           (6,423,913)      (7,734,234)
                                                 -----------      -----------
Net decrease from capital share transactions     $(3,565,458)     $(4,453,668)
                                                 ===========      ===========

                                                         ISI Class Shares
                                               ---------------------------------
                                                    For the          For the
                                                  Year Ended       Year Ended
                                               October 31, 1997 October 31, 1996
                                               ---------------- ----------------
Shares sold                                          382,670          585,014
Shares issued to shareholders on
   reinvestment of dividends                         224,594          246,345
Shares redeemed                                   (1,295,279)        (924,026)
                                                ------------      -----------
Net decrease in shares outstanding                  (688,015)         (92,667)
                                                ============      ===========
Proceeds from sale of shares                    $  4,060,401      $ 6,198,720
Value of reinvested dividends                      2,370,561        2,588,981
Cost of shares redeemed                          (13,720,577)      (9,754,108)
                                                ------------      -----------
Net decrease from capital share transactions    $ (7,289,615)     $  (966,407)
                                                ============      ===========

                                                                              23

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FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

NOTE 4--Investment Transactions

     Excluding short-term obligations, purchases of investment securities aggregated $30,711,360 and sales of investment securities aggregated $41,685,157 for the year ended October 31, 1997.

     On October 31, 1997, aggregate net unrealized appreciation over tax cost for portfolio securities was $4,027,077, of which $4,186,285 related to appreciated securities and $159,208 related to depreciated securities.

NOTE 5--Net Assets

     On October 31, 1997, net assets consisted of:

Paid-in capital:
   Flag Investors Class A Shares                                       $ 36,127,769
   ISI Class Shares                                                      76,949,687
Undistributed net realized long-term gains from security transactions       289,203
Unrealized appreciation of investments                                    4,027,077
                                                                       ------------
                                                                       $117,393,736
                                                                       ============

24

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FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------

Report of Independent Accountants

To the Shareholders and Directors of
Managed Municipal Fund, Inc.:

     We have audited the accompanying statement of net assets of Managed Municipal Fund, Inc. as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Managed Municipal Fund, Inc. as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.
Baltimore, Maryland
November 26, 1997

                                                                              25

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FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------

Directors and Officers

                                EDWARD S. HYMAN
                                    Chairman

         RICHARD T. HALE                                      NANCY LAZAR
          Vice Chairman                                      Vice President

         R. ALAN MEDAUGH                                    CARRIE L. BUTLER
      Director and President                                 Vice President

         JAMES J. CUNNANE                                  MARGARET M. BEELER
             Director                                   Assistant Vice President

         JOHN F. KROEGER                                    KEITH C. REILLY
             Director                                   Assistant Vice President

          LOUIS E. LEVY                                      AMY M. OLMERT
             Director                                          Secretary

        EUGENE J. MCDONALD                                 JOSEPH A. FINELLI
             Director                                          Treasurer

                                                           LAURIE D. COLLIDGE
                                                          Assistant Secretary

Investment Objective

A mutual fund designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations.

26

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

   This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

   For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

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                                 FLAG INVESTORS

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                                    Balanced
                       Flag Investors Value Builder Fund

                                     Income
                 Flag Investors Short-Intermediate Income Fund
             Flag Investors Total Return U.S. Treasury Fund Shares

                                Tax-Free Income
                  Flag Investors Managed Municipal Fund Shares
           Flag Investors Maryland Intermediate Tax-Free Income Fund

                                 Current Income
                    Flag Investors Cash Reserve Prime Shares



                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG

                                Distributed by:
                             ICC DISTRIBUTORS, INC.